Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Products	$ 1,068.3	$ 1,055.3	$ 2,968.2	$ 3,005.9	$ 4,186.6	$ 3,638.6	$ 3,825.6
Services	168.1	150.7	470.0	440.4	609.3	455.4	499.0
Operating Income/(Loss)	53.6	44.4	65.1	38.3	142.2	106.5	156.9
Total Assets	4,268.6		4,268.6		4,165.7	4,098.9	4,735.2
Depreciation and Amortization					340.5	338.6	344.6
Capital Expenditures			113.1	117.6	149.5	103.5	168.3
Restructuring, impairment and transaction-related charges	14.1	27.8	45.9	82.9	95.3	118.3	114.0
Unrestricted subsidiaries under the Senior Unsecured Notes indenture as percentage of total consolidated assets	2.00%		2.00%
Unrestricted subsidiaries under the Senior Unsecured Notes indenture as a percentage of total consolidated net sales	2.00%		2.00%
Operating Segments [Member]
Segment Reporting Information [Line Items]
Products	1,068.3	1,055.3	2,968.2	3,005.9	4,186.6	3,638.6	3,825.6
Services	168.1	150.7	470.0	440.4	609.3	455.4	499.0
Operating Income/(Loss)	67.1	60.5	103.7	101.3	223.0	191.7	252.2
Total Assets					4,068.0	3,997.0	4,605.4
Depreciation and Amortization					338.8	336.7	342.7
Capital Expenditures					149.5	103.5	168.2
Restructuring, impairment and transaction-related charges	11.3	19.9	37.3	55.4	61.9	74.8	62.6
International [Member]
Segment Reporting Information [Line Items]
Products	101.8	102.9	318.8	323.1	440.4	487.3	487.5
Services	4.5	3.5	14.8	8.5	15.8	8.8	11.0
Operating Income/(Loss)	(2.3)	0	(3.1)	(7.2)	(7.7)	(24.8)	(19.4)
Total Assets					515.8	585.9	589.0
Depreciation and Amortization					28.6	33.0	34.3
Capital Expenditures					13.2	24.1	16.3
Restructuring, impairment and transaction-related charges	1.7	0.6	2.4	5.6	9.6	26.3	7.3
Corporate [Member]
Segment Reporting Information [Line Items]
Products	0	0	0	0	0	0	0
Services	0	0	0	0	0	0	0
Operating Income/(Loss)	(13.5)	(16.1)	(38.6)	(63.0)	(80.8)	(85.2)	(95.3)
Total Assets					97.7	101.9	129.8
Depreciation and Amortization					1.7	1.9	1.9
Capital Expenditures					0	0	0.1
Restructuring, impairment and transaction-related charges	2.8	7.9	8.6	27.5	33.4	43.5	51.4
United States Print and Related Services [Member]
Segment Reporting Information [Line Items]
Products	966.5	952.4	2,649.4	2,682.8	3,746.2	3,151.3	3,338.1
Services	163.6	147.2	455.2	431.9	593.5	446.6	488.0
Operating Income/(Loss)	69.4	60.5	106.8	108.5	230.7	216.5	271.6
Total Assets					3,552.2	3,411.1	4,016.4
Depreciation and Amortization					310.2	303.7	308.4
Capital Expenditures					136.3	79.4	151.9
Restructuring, impairment and transaction-related charges	9.6	19.3	34.9	49.8	52.3	48.5	55.3
United States Print and Related Services [Member] | Canadian Operations, Excluding Vancouver [Member]
Segment Reporting Information [Line Items]
Total Assets					177.5
Capital Expenditures					$ 7.2